Acquisition of 39PU (Details 1) - USD ($)	Jun. 30, 2020	Oct. 02, 2019	Jun. 30, 2019
Carrying amounts of major classes of acquired assets
Cash		$ 29,728
Short-term investments	$ 2,266,069	1,447,775	$ 4,078,244
Inventories		1,352,379
Property and equipment, net	1,315,326	716,811	604,095
Other assets		243,645
Total assets		3,790,338
Less: total liabilities	$ (2,035,931)	(280,870)	$ (1,694,682)
Net tangible assets		$ 3,509,468